EQUITY (Schedule of Share Capital) (Details)	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2024 USD ($) shares
Number of Ordinary Shares
Authorized share capital	20,000,000,000	20,000,000,000	5,000,000,000	5,000,000,000
Issued and paid-up share capital	2,610,814,390	2,610,814,390	1,336,670,575	1,336,670,575
Authorized share capital | ₪	₪ 2,000,000,000		₪ 500,000,000
Issued and paid-up share capital	₪ 261,081,439	$ 73,428,375	₪ 133,667,057	$ 38,096,940